Debt securities in issue - Narrative (Details) £ in Millions	Dec. 31, 2025 GBP (£) programme	Dec. 31, 2024 GBP (£)
DEBT SECURITIES IN ISSUE (Details) - Narrative [Line Items]
Covered bond programmes | programme	2
Debt securities in issue at amortised cost	£ 52,132	£ 45,281
Later than one year
DEBT SECURITIES IN ISSUE (Details) - Narrative [Line Items]
Debt securities in issue at amortised cost	31,597	32,397
Securitisation programmes
DEBT SECURITIES IN ISSUE (Details) - Narrative [Line Items]
Cash deposits held restricted in use to securitisation and covered bonds	3,326	3,225
Maximum exposure to loss from interests in structured entities	4	4
Securitisation programmes | Loans and advances securitised1 £m
DEBT SECURITIES IN ISSUE (Details) - Narrative [Line Items]
Notes in circulation	27,418	27,284
Net Covered Bond Programmes | Covered bond programmes | Loans and advances securitised1 £m
DEBT SECURITIES IN ISSUE (Details) - Narrative [Line Items]
Notes in circulation	£ 22,072	£ 26,202